Provisions, contingent assets and contingent liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance	R$ 19,592
Closing balance	19,475	R$ 19,592
Closing balance	19,475	19,592
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Opening balance	3,317	3,511
Closing balance	3,231	3,317
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(225)	(216)
Subtotal	3,092	3,295
Adjustment / Interest (Note 23)	169	221
Changes in the period reflected in income	903	820
Increase	1,403	1,176
Reversal	(500)	(356)
Payment	(1,140)	(1,244)
Subtotal	3,024	3,092
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	207	225
Closing balance	3,231	3,317
Current	1,157	1,266
Non-current	2,074	2,051
Labor Provision [Member]
IfrsStatementLineItems [Line Items]
Opening balance	8,219	8,015
Closing balance	8,186	8,219
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(879)	(950)
Subtotal	7,340	7,065
Adjustment / Interest (Note 23)	491	155
Changes in the period reflected in income	2,339	2,652
Increase	2,663	2,888
Reversal	(324)	(236)
Payment	(2,936)	(2,532)
Subtotal	7,234	7,340
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	952	879
Closing balance	8,186	8,219
Current	2,949	2,528
Non-current	5,237	5,691
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Opening balance	1,558	1,483
Closing balance	1,844	1,558
Subtotal	1,558
Adjustment / Interest (Note 23)		1,483
Changes in the period reflected in income	469	85
Increase	469	119
Reversal		(34)
Payment	(183)	(10)
Subtotal	1,844	1,558
Closing balance	1,844	1,558
Current	605	429
Non-current	1,239	1,129
Civil labor and other provisions [member]
IfrsStatementLineItems [Line Items]
Opening balance	13,094	13,009
Closing balance	13,261	13,094
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(1,104)	(1,166)
Subtotal	11,990	11,843
Adjustment / Interest (Note 23)	660	376
Changes in the period reflected in income	3,711	3,557
Increase	4,535	4,183
Reversal	(824)	(626)
Payment	(4,259)	(3,786)
Subtotal	12,102	11,990
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	1,159	1,104
Closing balance	13,261	13,094
Current	4,711	4,223
Non-current	R$ 8,550	R$ 8,871